Consolidated Condensed Balance Sheets - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and Cash Equivalents		$ 3,300,688	$ 2,142,485	$ 264,865
Accounts Receivable		323,822	231,332	45,965
Prepaid and Other Assets		1,102,948	4,402,602	200,967
Deferred Offering Costs				68,629
Short-Term Investments		1,711,497
Inventory		452,036	466,169	518,578
Total Current Assets		6,890,991	7,242,588	1,099,004
Property and Equipment, net		155,257	57,761	21,300
Other Assets:
Right of Use Asset			13,517	12,647
Long-Term Prepaid Expense		110,294	242,647
Intangible Assets, net		264,351	227,258	164,255
Total Other Assets		374,645	483,422	176,902
Total Assets		7,420,893	7,783,771	1,297,206
Current Liabilities:
Accounts Payable and Accrued Expenses		677,617	506,206	758,668
Lease Liability			13,650	13,000
Deferred Compensation				325,000
Debenture				4,276,609
SBA EIDL (including accrued interest)		8,772	8,772	2,750
Promissory Notes (including accrued interest)				16,855,887
Derivative Liabilities		623,762	2,306,796	1,129,840
Total Current Liabilities:		1,310,151	2,835,424	23,921,211
Long-Term Liabilities:
Deferred Compensation				255,000
SBA EIDL (including accrued interest)		147,895	150,251	160,272
Promissory Notes (including accrued interest)				1,109,783
Total Long-Term Liabilities		147,895	150,251	1,525,055
Total Liabilities		1,458,046	2,985,675	25,446,266
Commitments and Contingencies
SHAREHOLDERS’ EQUITY:
Series A Preferred Stock, $0.0001 par value, 1,000,000 shares authorized; 76,480 and 78,803 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively		9,567,439	9,858,040
Common stock, value	[1]	186	48
Additional Paid-in Capital	[1]	34,815,642	27,457,335
Accumulated Other Comprehensive Income		139,207	135,561	73,708
Accumulated Deficit		(38,482,920)	(32,580,850)	(28,815,148)
60P Shareholders’ Equity:		6,039,554	4,870,134	(23,576,740)
Noncontrolling Interest		(76,707)	(72,038)	(572,320)
Total Shareholders’ Equity		5,962,847	4,798,096	(24,149,060)
Total Liabilities and Shareholders’ Equity		$ 7,420,893	7,783,771	1,297,206
Related Party
Current Liabilities:
Related Party Notes, net (including accrued interest)				195,097
Derivative Liabilities - Related Parties				364,360
Previously Reported
SHAREHOLDERS’ EQUITY:
Common stock, value			581	239
Additional Paid-in Capital			27,456,802	5,164,461
Total Shareholders’ Equity			$ 4,798,096	$ (24,149,060)

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.